SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Schedule of Selling General and Administrative Expenses (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, General and Administrative Expenses [Abstract]
Network and IT costs		$ 162	$ 140	$ 124
Personnel costs		127	89	86
Customer associated costs		53	41	39
Consulting, professional and other services		33	14	5
Taxes, other than income taxes		8	9	7
Facility and office supplies		4	6	9
Losses on receivables		2	2	2
Other		4	4	12
Total selling, general and administrative expenses	[1]	$ 393	$ 305	$ 284

[1]	Upon adoption of IFRIC agenda decision in July 2024, on the disclosure of revenues and expenses for reportable segments related to application of requirements of IFRS 8, the Group has included Selling, general and administrative expenses by reportable segment, including comparative information.